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[LOGO OF MetLife]

Metropolitan Life Insurance Company
200 Park Avenue
New York, NY 10166-0005

ROBIN WAGNER
Assistant General Counsel
Legal Affairs
Phone: 212-578-9071

March 6, 2020

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:  New England Life Retirement Investment Account
     File No. 811-03285

Ladies and Gentlemen:

The Annual Reports dated December 31, 2019 of the underlying funds are incorporated herein by reference as the reports sent to contract owners of New England Life Retirement Investment Account of Metropolitan Life Insurance Company pursuant to Rule 30b2-1 under the Investment Company Act of 1940 and are listed as follows:

The Annual Reports for certain portfolios of Brighthouse Funds Trust II are incorporated by reference as filed on Form N-CSR, CIK No. 0000710826, File No. 811-03618.

Sincerely,

/s/ Robin Wagner

Robin Wagner, Esq.
Assistant General Counsel
Metropolitan Life Insurance Company